Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,087	$ 1,082
Accrued liabilities	3,705	2,490
Accounts payable and accrued liabilities	$ 4,792	$ 3,572